INTERIM CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical)	Dec. 31, 2024 $ / shares shares
Preferred stock, authorized	10,000,000
Preferred Stock, par value | $ / shares	$ 0.0001
Class A [Member]
Common stock, par value | $ / shares	$ 0.0001
Common stock, authorized	50,000,000
Common stock, issued	6,535,014
Common stock, outstanding	6,535,014
Preferred stock, issued	1,000,000
Preferred stock, outstanding	1,000,000
Class B [Member]
Common stock, par value | $ / shares	$ 0.0001
Common stock, authorized	450,000,000
Common stock, issued	1,531,864
Common stock, outstanding	1,531,864
Preferred stock, issued	0
Preferred stock, outstanding	0
Scenario Previously Reported [Member]
Preferred stock, authorized	50
Preferred Stock, par value | $ / shares	$ 0.0001
Scenario Previously Reported [Member] | Class A [Member]
Common stock, par value | $ / shares	$ 0.0001
Common stock, authorized	1,000
Common stock, issued	0
Common stock, outstanding	0
Scenario Previously Reported [Member] | Class B [Member]
Common stock, par value | $ / shares	$ 0.0001
Common stock, authorized	100
Common stock, issued	100
Common stock, outstanding	100